Stockholders' Equity	0 Months Ended
Jan. 31, 2012
Equity
Stockholders' Equity Note Disclosure [Text Block]
Note 3.	Stockholders' Equity:

 Common Stock

We are currently authorized to issue up to 100,000,000 shares of $ 0.0001 par value common stock. All issued shares of common stock are entitled to vote on a 1 share/1 vote basis..

Stock Options

There are no employee or non-employee options grants.